GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 376	$ 360	$ 385
Management fees	281	241	116
Transaction costs	26	48	24
Professional fees	92	97	98
Facilities and technology fees	43	47	54
Other	112	131	139
Total general and administrative expense	$ 930	$ 924	$ 816